UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        May 12, 2005


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $10,444,737 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AMERICAN INTL GROUP INC        COMMON           026874107   460614  8312838 SH       SOLE                        0  4382536  3930302
ANHEUSER BUSCH COS INC         COMMON           035229103   581823 12277333 SH       SOLE                        0  6325930  5951403
AUTOMATIC DATA PROCESSIN       COMMON           053015103   710580 15808234 SH       SOLE                        0  8280937  7527297
COCA COLA CO                   COMMON           191216100   490602 11773500 SH       SOLE                        0  6117500  5656000
DISNEY WALT CO                 COM DISNEY       254687106   486937 16948742 SH       SOLE                        0  8904432  8044310
GANNETT INC                    COMMON           364730101   868930 10987985 SH       SOLE                        0  5783559  5204426
GENERAL ELEC CO                COMMON           369604103   928894 25759690 SH       SOLE                        0 13519192 12240498
GOLDMAN SACHS GROUP INC        COMMON           38141G104   611030  5555322 SH       SOLE                        0  2908303  2647019
INTERNATIONAL BUSINESS M       COMMON           459200101   793088  8679014 SH       SOLE                        0  4545654  4133360
JOHNSON & JOHNSON              COMMON           478160104   687633 10238730 SH       SOLE                        0  5364900  4873830
MICROSOFT CORP                 COMMON           594918104   531597 21994100 SH       SOLE                        0 11465200 10528900
PEPSICO INC                    COMMON           713448108   783616 14776839 SH       SOLE                        0  7768095  7008744
PFIZER INC                     COMMON           717081103   240131  9140871 SH       SOLE                        0  4816799  4324072
PROCTER & GAMBLE CO            COMMON           742718109   328802  6203812 SH       SOLE                        0  3266520  2937292
WAL MART STORES INC            COMMON           931142103   884961 17660374 SH       SOLE                        0  9207478  8452896
WELLS FARGO & CO NEW           COMMON           949746101  1055499 17650480 SH       SOLE                        0  9255203  8395277
